Capital structure and financial items - Financial risks - Derecognised receivables (Details) - Non-current - Receivables - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
US
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 3,812	kr 3,214	kr 5,059
Japan
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 1,747	kr 1,834	kr 2,050